Interest payable (Tables)	12 Months Ended
Dec. 31, 2023
Interest payable
Schedule Of Interest Payable
	As of December 31,
	2022	2023
	RMB’000	RMB’000
Interest payable to third parties	54,765	68,366
Interest payable to related parties(1)	1,819	1,926
Interest payable to shareholders(2)	16,226	20,606
Total	72,810	90,898